Commitments and contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and contingencies
  As at September 30, 2017, the Company had the following commitments:
	2017	2018	2019-2026
Office space	158,369	303,621	2,084,865
	158,369	303,621	2,084,865